Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
Manor Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%	12.10%	7.87%
Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	21.11%	15.41%	12.05%
Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	(0.29%)	0.10%
Lipper Large Cap Core
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%	13.07%	11.30%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.03%	12.85%
Lipper Large Cap Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%	15.74%	14.09%
Lipper US Government
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%	(0.63%)	0.80%
B B G Barclays [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	0.28%	1.11%